Other reserves	12 Months Ended
Dec. 31, 2017
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Other reserves

27. Other reserves

Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Revaluation reserve £m	Translation reserve £m	Total other reserves £m
1 January 2015	2.7	(246.2)	158.4	121.3	36.2
Exchange adjustments on foreign currency net investments	–	–	–	(272.9)	(272.9)
Gain on revaluation of available for sale investments	–	–	206.0	–	206.0
Recognition and remeasurement of financial instruments	–	(59.0)	–	–	(59.0)
Share purchases – close period commitments	–	80.0	–	–	80.0
31 December 2015	2.7	(225.2)	364.4	(151.6)	(9.7)
Exchange adjustments on foreign currency net investments	–	–	–	1,309.9	1,309.9
Loss on revaluation of available for sale investments	–	–	(93.1)	–	(93.1)
Recognition and remeasurement of financial instruments	–	(21.9)	–	–	(21.9)
31 December 2016	2.7	(247.1)	271.3	1,158.3	1,185.2
Exchange adjustments on foreign currency net investments	–	–	–	(445.5)	(445.5)
Gain on revaluation of available for sale investments	–	–	32.1	–	32.1
Recognition and remeasurement of financial instruments	–	(10.1)	–	–	(10.1)
31 December 2017	2.7	(257.2)	303.4	712.8	761.7